Fees Summary	May 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,100,000,000
Previously Paid Amount	0
Total Fee Amount	321,510
Total Offset Amount	0
Net Fee	$ 321,510